Related Party Transaction	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transaction

Note 7	Related Party Transaction

Due to the issuance of 5,000,000 shares to Catalyst Capital Group Inc during the period ended September 30, 2011, Catalyst Capital Group Inc is considered a related-person as defined in Instruction 1.b.i to item 404(a) of Regulation S-K. As of September 30, 2103, the outstanding balance owed by the Company to Catalyst Capital Group was $70,000 which is unsecured and due on demand with no interest bearing. Catalyst Capital Group has loaned $50,000 to the Company for the acquisition of Oil Lease Agreement (Refer to Note 4) and advanced $20,000 to the Company as working capital. In addition, the Company has an outstanding accounts payable balance of $20,768 owed to Catalyst Capital Group for consulting services performed as of September 30, 2013.

As of September 30, 2013, the outstanding balance owed by the Company to Mr. Tang Xu, CEO of the Company, was $38,730 for working capital purposes. Imputed interest at 8% in the amount of $3,098 and $3,098 has been included as an increase to additional paid in capital for the period ended September 30, 2013 and 2012, respectively.